Cover	Dec. 10, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 10, 2021
Entity Registrant Name	Affirm Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-2224323
Entity Address, Address Line One	650 California Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
City Area Code	415
Local Phone Number	984-0490
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.00001 par value
Trading Symbol	AFRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001820953
Entity File Number	001-39888